Trade accounts receivable (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of trade accounts receivable

At September 30, 2021, the total amount of the trade accounts receivables negotiated was R$3.7 billion (R$1.8 billion on December 31, 2020), with interest expense of R$31.6 million, recorded under Financial Expenses.

	Note	Sep/2021	Dec/2020
Customers
Domestic market
Third parties		2,685,687	2,304,212
Related parties	7	24,397	20,863
		2,710,084	2,325,075
Foreign market
Third parties		5,393,821	2,603,140
Related parties	7
		5,393,821	2,603,140
Allowance for doubtful accounts	(i)	(155,563)	(173,007)
Total		7,948,342	4,755,208

Current assets		7,932,505	4,731,979
Non-current assets		15,837	23,229
Total		7,948,342	4,755,208

(i)	The following table shows the Company’s expected credit losses for each stage:

Schedule of expected credit loss

Schedule of expected credit loss

		Estimated loss percentage	Trade accounts receivable	Allowance for doubtful accounts

Stage 1 (Performing)	Operation risk 1	Minimum risk	4,748,103
	Operation risk 2	Minimum risk	2,407,515
	Operation risk 3	0.83%	708,010	5,876
	Operation risk 4	1.53%	86,543	1,326
			7,950,171	7,202

Stage 2 (Significant Increase in Loss Risk)	1st Renegotiation less than or equal to 24 months	25%	468	117
	Between 90 and 180 days	30%	7,175	2,153
			7,643	2,270

Stage 3 (No payment performance - Indicative of impairment)
	Operation risk 5	100%	10,687	10,687
	Above 180 days	100%	8,532	8,532
	Legal	100%	126,872	126,872
			146,091	146,091

Total			8,103,905	155,563